Financial instruments and risk management (Details 1) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 19,448,128	$ 17,990,254	$ 16,964,621
Cash and cash equivalent [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	16,112,268	14,681,204	14,046,262
Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	1,127,841	970,292	1,242,614
Investments held to maturity [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	64,629	65,509	52,572
Accounts receivable net of guarantees received [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	2,143,390	2,264,941	1,621,929
Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 0	$ 8,308	$ 1,244